Liability Related to Warrants - Additional Information (Details)					12 Months Ended
	Feb. 19, 2021 CAD ($) shares	Feb. 19, 2021 $ / shares	Oct. 22, 2020 CAD ($) shares	Oct. 22, 2020 $ / shares	Mar. 31, 2021 CAD ($) Warrant	Mar. 31, 2021 $ / shares
Disclosure Of Liability Related To Warrants [Line Items]
Number of warrants granted (in shares) | Warrant					17,407,401
Warrants exercise price | $ / shares						$ 2.25
Warrants 2020
Disclosure Of Liability Related To Warrants [Line Items]
Number of warrants granted (in shares)			10,532,401		10,532,401
Warrants exercise price | $ / shares				$ 2.25		2.25
Warrants expiring date			Oct. 22, 2025		Oct. 22, 2025
Description of share-based payment arrangement exercisable					exercisable beginning anytime on or after April 22, 2021 until October 22, 2025
Fair value of warrants determined using Black-Scholes model, resulting initial warrant liability recognized as liability			$ 11,620,307
Warrant discount			$ 3,927,997
Warrant amortization term			5 years
Decrease in fair value of warrant liability					$ 7,473,661
Amortization charge related to warrants liability					$ 334,296
Warrants 2021
Disclosure Of Liability Related To Warrants [Line Items]
Number of warrants granted (in shares)	6,875,000				6,875,000
Warrants exercise price | $ / shares		$ 2.25				$ 2.25
Warrants expiring date	Aug. 19, 2026				Aug. 19, 2026
Description of share-based payment arrangement exercisable					exercisable beginning anytime on or after August 19, 2021 until August 19, 2026
Fair value of warrants determined using Black-Scholes model, resulting initial warrant liability recognized as liability	$ 8,163,181
Warrant amortization term	5 years 6 months
Amortization charge related to warrants liability					$ (3,486)
Warrant premium	$ 168,607
Change in fair value of warrant liability					$ (2,607,816)